Share of profit/loss from investments accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ (115)	€ 68	€ 39
EUROAPI
Disclosure of associates [line items]
Impairment loss recognised in profit or loss	€ 231